SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about financial instruments
The following table presents the types of financial instruments held by the partnership within each financial instrument classification:

Classification and measurement basis

Financial assets
Loans and notes receivable	Amortized cost
Other non-current assets
Securities designated as fair value through profit and loss (“FVTPL”)	FVTPL
Derivative assets	FVTPL
Securities designated as fair value through other comprehensive income (“FVTOCI”)	FVTOCI
Restricted cash	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL
Other receivables	Amortized cost
Cash and cash equivalents	Amortized cost
Financial liabilities
Debt obligations	Amortized cost
Capital securities	Amortized cost
Capital securities - fund subsidiaries	FVTPL
Other non-current liabilities
Loan payable	FVTPL
Other non-current financial liabilities	Amortized cost
Derivative liabilities	FVTPL
Accounts payable and other liabilities	Amortized cost